BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details)	6 Months Ended
Jun. 30, 2023
Amendments One [Member]
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Standards and Amendments, description	The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.
Annual periods dates	1 January 2024
Amendments Two [Member]
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Standards and Amendments, description	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:
Annual periods dates	1 January 2024
Amendments Three [Member]
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Standards and Amendments, description	The amendments will add disclosure requirements, and ‘signposts’ within existing disclosure requirements, that ask entities to provide qualitative and quantitative information about supplier finance arrangements.
Annual periods dates	1 January 2024